Related Party Balances and Transactions - Schedule of Related Party Transactions (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of Related Party Transactions [Line Items]
Amounts due to a director		$ (9,435)	$ (214,603)
Ms. Wong Kit (“Ms. Wong”) [Member]
Schedule of Related Party Transactions [Line Items]
Relationships with related parties		The Controlling Shareholder, chief executive officer of the Company, and director/chairwoman
Amounts due to a director		$ (9,435)	(214,603)
Ms. Wong Ting Ting [Member]
Schedule of Related Party Transactions [Line Items]
Relationships with related parties		Sister of Ms. Wong
Ms. Liu Qiong [Member]
Schedule of Related Party Transactions [Line Items]
Relationships with related parties		Mother of Ms. Wong
Water F (Worldwide Hong Kong) Company Limited [Member]
Schedule of Related Party Transactions [Line Items]
Relationships with related parties	[1],[2]	Owned by Ms. Wong (before July 9, 2025)
Related Party [Member]
Schedule of Related Party Transactions [Line Items]
Amounts due to a director		$ (9,435)	$ (214,603)

[1]	The director and shareholder of Water F (Worldwide Hong Kong) Company Limited is changed with effective from July 9, 2025 and no longer a related party of the Company since the effective date of change.
[2]	The director and shareholder of Water F (Worldwide Hong Kong) Company Limited is changed with effective from July 9, 2025 and no longer a related party of the Company since the effective date of change.